Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Schedule of Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale	At the end of each year, this line item is composed as follows:
	2025	2024
	MCh$	MCh$

Assets received in lieu of payment or awarded in judicial auction (*)
Assets awarded in judicial auction	22,571	27,854
Assets received in lieu of payment	20,207	17,022
Provision for assets received in lieu of payment or awarded	(3,208)	(3,456)

Non-current assets for sale
Investments in other companies	—	—
Assets for recovery of assets transferred in financial leasing operations	1,013	603

Disposal groups held for sale	—	—
Total	40,583	42,023

(*)	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired as such do not exceed 20% of the Bank’s effective equity.

Schedule of Provision for Assets Received in Lieu of Payment	Changes in the provision for assets received in lieu of payment during the years 2025 and 2024 are detailed as follows:
Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2024	2,022
Provisions used	(1,890)
Provisions established	3,324
Provisions released	—
Balance as of December 31, 2024	3,456
Provisions used	(2,667)
Provisions established	2,419
Provisions released	—
Balance as of December 31, 2025	3,208